Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Expense [Abstract]
Current tax expense		$ 799
Deferred tax (benefit) expense	(100,882)	169,778
Total income tax (benefit) expense	$ (100,882)	$ 170,577